Commitments (Details Narrative)	5 Months Ended	8 Months Ended			11 Months Ended		12 Months Ended
	May 23, 2024 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 USD ($)	Aug. 18, 2023 USD ($)	Nov. 30, 2025 USD ($)	Nov. 28, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Revenue from rendering of services							$ 44,206,000	$ 34,532,000	$ 30,840,000
Operating lease income							25,339,000
Depreciation, right-of-use assets							328,000	314,000	311,000
Interest expense on lease liabilities							44,000	43,000	28,000
Current lease liabilities							0	332,000
Non-current lease liabilities							0	531,000
Right-of-use assets							0	852,000
Payment of lease liability - principal and Interest Paid							359,000	357,000	339,000
Marguerite Maritime S A [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel Capacity						64,000
Vessel Delivery date						third quarter of 2026
Loans received						$ 25,000,000.0
Borrowings, interest rate basis	SOFR					SOFR
Borrowings, interest rate	2.30%					2.175%
Number of repayment installments	20					20
Borrowings Frequency Of Periodic Payment	quarterly					quarterly
Periodic Payment	$ 295,000					$ 321,000
Borrowings Periodic Payment Terms Balloon Payment To Be Paid	$ 17,100,000					$ 18,580,000
Two fuel efficient bulk carrier vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type				bulk carriers
Vessel Capacity				64,000
Vessel Delivery date				during the second half of 2026
Additions other than through business combinations, property, plant and equipment			$ 75,500,000
Cash advances and loans made to other parties, classified as investing activities		$ 7,500,000		$ 7,500,000	$ 7,500,000
Office Lease Contract [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, right-of-use assets							328,000	314,000	311,000
Interest expense on lease liabilities							44,000	43,000	28,000
Current lease liabilities							0	332,000
Non-current lease liabilities							0	531,000
Right-of-use assets							0	852,000
Payment of lease liability - principal and Interest Paid							370,000	357,000	$ 349,000
Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Revenue from rendering of services							18,866,000	14,676,000
Operating lease income							$ 25,339,000	$ 19,856,000